Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		24 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Day	Jun. 30, 2011	Dec. 31, 2011 Day	Dec. 31, 2010	Dec. 31, 2009	Mar. 01, 2012 SW Lease	Mar. 17, 2010 SW Lease	Mar. 01, 2012 SW Lease
Related Party Transaction [Line Items]
Construction payable, current	$ 3,400,000		$ 3,400,000		$ 8,400,000	$ 10,300,000
Construction retention payable	600,000		600,000		1,700,000	3,300,000
Other net amounts due to affiliates	35,300,000		35,300,000		31,000,000	14,700,000
Management fee payable	134,700,000		134,700,000		124,000,000	101,800,000
Management fee as a percentage of net revenues	1.50%		1.50%		1.50%	1.50%
Corporate support service allocations	7,100,000	8,000,000	13,800,000	14,400,000	28,600,000	25,900,000	25,000,000
Notice required for lease termination at Villa Suite, days			90		90
Rental value								$ 440,000	$ 350,000	$ 503,831
Surname Rights Agreement expiration date			2017-10-24		2017-10-24